NOTES PAYABLE – WORKING CAPITAL	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
NOTES PAYABLE – WORKING CAPITAL

NOTE 7 – NOTES PAYABLE – WORKING CAPITAL

During the three months ending March 31, 2022, the Company completed the sale of several short-term notes under similar terms as its other short-term notes totaling $60,000. The notes are secured by a pledge of certain inventory items and the chief executive officer’s personal guaranty.

During the three months ending March 31, 2022, the Company repaid $2,541,634 of these short-term notes and completed the conversion of short-term notes with a face value of $1,950,224 along with accrued interest into shares of common stock with a fair value of $2,803,632, resulting in a loss on extinguishment of $1,376,756. The conversion was done in connection with the Company’s registered public offering completed in February 2022.

At March 31, 2023, and December 31, 2022, the outstanding balance due on the working capital notes payable was $601,466 and $602,643, respectively. These amounts do not include accrued interest payable on the various notes. The Company is currently in default on $600,000 of the notes payable – working capital as the notes were due and payable on March 31, 2023. The Company is currently in discussions with the holder(s) of the notes to extend the terms and repayment requirements of the notes.

NOTE 7 – NOTES PAYABLE – WORKING CAPITAL

During the year ending December 31, 2021, the Company and the Company’s wholly-owned operating subsidiary completed the sale of several additional short term notes and extensions of short term notes under similar terms with additional principal amount totaling $2,244,100. The notes were secured by a pledge of certain of the Company’s current inventory and the chief executive officer’s personal guaranty. These short-term working capital notes mature in 30-180 days. In connection with these notes, the Company issued 546,292 shares of its common stock, warrants to purchase 662,713 shares of its common stock. The fair value of these share incentives was calculated to be $1,437,432. The fair value of the share incentive was recorded as a discount to the note payable and the discount was amortized over the term of those agreements to interest expense using the straight-line method that approximates the effective interest method. Interest expense recorded as a result of amortization of discount for the year ended December 31, 2021 was $1,261,695.

During the year ended December 31, 2021, the Company and the Company’s wholly-owned operating subsidiary completed the conversion of short term notes with a face value of $1,713,904 and accrued interest into 96,336 shares of common stock with a fair value of $2,691,940, resulting in a loss on extinguishment of debt of $725,723 recorded in our consolidated statement of operations.

During the year ended December 31, 2022, the Company through one of its wholly-owned operating subsidiaries completed the sale of several short-term notes under similar terms totaling $60,000. The notes are secured by a pledge of certain items of the Company’s current inventory and the chief executive officer’s personal guaranty.

During the year ended December 31, 2022, the Company and one of its wholly-owned operating subsidiaries repaid $2,541,634 of these short-term notes and completed the conversion of short-term notes with a face value of $1,950,224 and accrued interest into shares of common stock with a fair value of $2,803,632, resulting in a loss on extinguishment of debt of $1,376,756 recorded in our consolidated statement of operations. The conversion of a substantial portion of the outstanding short-term notes payable and accrued interest was accomplished and done in connection with the Company’s public offering completed during February of 2022.

As of December 31, 2022, and 2021, the outstanding balance due on the working capital notes was $602,643 and $3,879,428, respectively.